Related parties	12 Months Ended
Dec. 31, 2025
Related Parties
Related parties

33. Related parties

The Company’s related parties are subsidiaries, joint ventures, associates, shareholders and its related entities and key management personnel of the Company.

Related party transactions were made by the Company on terms equivalent to those that prevail in arm´s-length transactions, with respect to price and market conditions that are no less favorable to the Company than those arranged with third parties.

Net operating revenue relates to sale of iron ore to the steelmakers and right to use capacity on railroads. Cost and operating expenses mostly relate to the variable lease payments of the pelletizing plants.

Purchases, accounts receivable and other assets, and accounts payable and other liabilities relate largely to amounts charged by joint ventures and associates related to the pelletizing plants operational lease and railway transportation services.

a) Transactions with related parties

Year ended December 31,	2025			2024			2023
	Net operating revenue	Cost and operating expenses	Financial result	Net operating revenue	Cost and operating expenses	Financial result	Net operating revenue	Cost and operating expenses	Financial result
Associates and Joint Ventures
Companhia Siderúrgica do Pecém	–	–	–	–	–	–	93	–	–
Aliança Geração de Energia S.A.	–	–	–	–	(63)	–	–	(126)	–
Pelletizing companies (i)	–	(36)	(36)	–	(308)	(26)	–	(227)	(38)
MRS Logística S.A.	–	(459)	–	–	(429)	–	–	(453)	–
Norte Energia S.A.	–	(70)	–	–	(66)	–	–	(107)	–
Vale Oman Distribution Center (ii)	–	(277)	–	–	(63)	–	–	–	–
VLI	320	(49)	(5)	359	(26)	(2)	321	(29)	(3)
PTVI	–	(641)	–	–	(397)	–	–	–	–
Anglo American	–	(235)	13	–	–	–	–	–	–
Aliança Geração de Energia S.A.	–	(63)	–	–	–	–	–	–	–
Other	26	(1)	–	29	(11)	–	32	(11)	1
	346	(1,831)	(28)	388	(1,363)	(28)	446	(953)	(40)
Shareholders
Bradesco	–	–	213	–	–	(416)	–	–	201
Mitsui	147	–	–	247	–	–	280	–	–
Cosan	8	(16)	–	3	(4)	–	10	(11)	–
Banco do Brasil	–	–	9	–	–	1	–	–	–
	155	(16)	222	250	(4)	(415)	290	(11)	201
Total	501	(1,847)	194	638	(1,367)	(443)	736	(964)	161

(i) Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização.

(ii) In 2023, Vale Oman Distribution Center was an indirect subsidiary of Vale S.A.

b) Outstanding balances with related parties

	Assets
December 31,	2025			2024
	Cash and cash equivalents	Accounts receivable	Dividends receivable and other assets	Cash and cash equivalents	Accounts receivable	Dividends receivable and other assets
Associates and Joint Ventures
Pelletizing companies (i)	–	–	7	–	–	34
MRS Logística S.A.	–	–	9	–	13	32
VLI	–	41	–	–	19	–
PTVI	–	1	–	–	–	–
Anglo American	–	–	254	–	–	149
Other	–	6	9	–	5	1
	–	48	279	–	37	216
Shareholders
Cosan	–	–	–	–	3	–
Bradesco	1,003	–	82	261	–	16
Banco do Brasil	186	–	9	22	–	–
Mitsui	–	49	–	–	7	–
	1,189	49	91	283	10	16
Pension plan	–	18	–	–	16	–
Total	1,189	115	370	283	63	232

	Liabilities
December 31,	2025		2024
	Supplier and contractors	Financial instruments and other liabilities	Supplier and contractors	Financial instruments and other liabilities
Associates and Joint Ventures
Pelletizing companies (i)	28	235	49	291
MRS Logística S.A.	25	–	32	–
Vale Oman Distribution Center	49	–	44	–
VLI	3	81	2	47
PTVI	58	–	67	–
Anglo American	28	–	–	–
Other	43	–	24	–
	234	316	218	338
Shareholders
Cosan	–	–	1	–
Bradesco	–	24	–	163
	–	24	1	163
Pension plan	–	–	11	–
Total	234	340	230	501

(i) Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização.

c) Key management personnel compensation

Year ended December 31,	2025	2024	2023
Short-term benefits:
Wages	8	10	11
Direct and indirect benefits	1	1	1
Profit sharing program (“PLR”)	6	11	11
	15	22	23
Long-term benefits:
Shares based	9	10	14

Severance	8	3	2
	32	35	39